DUE TO/FROM RELATED PARTIES	3 Months Ended
Mar. 31, 2024
Due Tofrom Related Parties
DUE TO/FROM RELATED PARTIES

NOTE 10 — DUE TO/FROM RELATED PARTIES

Due to Alset International Ltd.

Alset International Ltd. (“AIL”) is incorporated in Singapore and is a fellow subsidiary of the common parent company, Alset Inc. The amount due to AIL represents short-term working capital advances to the Company for its daily operations. There is no written, executed agreement and no financial/non-financial covenants and the amount due to AIL is non-interest bearing. Since the amount due to AIL is due upon request, it is classified as a current liability. The amounts due to AIL at March 31, 2024 and December 31, 2023 are $2,552,291 and $1,729,901, respectively.

Due to Alset Business Development Pte. Ltd.

Alset Business Development Pte. Ltd. (“ABD”) is incorporated in Singapore and is a fellow subsidiary of the common parent company, Alset Inc. The amount due to ABD represents amount loaned by ABD to Hapi Cafe Inc. (“HCI”) for the investment on Ketomei Pte. Ltd (“Ketomei”) in March 2022. There is no written, executed agreement and no financial/non-financial covenants and the amount due to ABD is non-interest bearing. Since the amount due to ABD is due upon request, it is classified as a current liability. The amounts due to ABD at March 31, 2024 and December 31, 2023 are $180,237 and $184,507, respectively.

Due to BMI Capital Partners International Ltd.

BMI Capital Partners International Ltd. (“BMI”) is incorporated in Hong Kong and is a fellow subsidiary of the common parent company, Alset Inc. The amount due to BMI represents short-term working capital advances to the Company for its daily operation. There is no written, executed agreement and no financial/non-financial covenants and the amount due to BMI is non-interest bearing. Since the amount due to BMI is due upon request, it is classified as a current liability. The amounts due to BMI at March 31, 2024 and December 31, 2023 are $1,439 and $1,442, respectively.

General and Administrative Services

Commencing on the date the Company’s Units were first listed on the Nasdaq, the Company has agreed to pay to Alset Management Group Inc. a total of $10,000 per month for office space, utilities and secretarial and administrative support for up to 24 months. Upon completion of the Initial Business Combination, the Company ceased paying these monthly fees. During the three months ended March 31, 2024 and 2023, the Company recorded a charge of $0 and $30,000, to the statement of operations pursuant to the agreement.

Related Party Loans

Working Capital Loans

In order to finance transaction costs in connection with a Business Combination, the Sponsor or an affiliate of the Sponsor, or certain of the Company’s officers and directors may, but are not obligated to, loan the Company funds as may be required (“Working Capital Loans”). Such Working Capital Loans would be evidenced by promissory notes. The notes may be repaid upon completion of a Business Combination, without interest, or, at the lender’s discretion, up to $1,500,000 of the notes may be converted upon completion of a Business Combination into units at a price of $10.00 per unit. Such units would be identical to the Private Placement Units. In the event that a Business Combination does not close, the Company may use a portion of proceeds held outside the Trust Account to repay the Working Capital Loans but no proceeds held in the Trust Account would be used to repay the Working Capital Loans. As of March 31, 2024 and December 31, 2023, there were no amounts outstanding under the Working Capital Loans.

Extension Loan

On May 1, 2023, the Company amended the Investment Management Trust Agreement (the “Trust Agreement”) with Wilmington Trust, National Association, a national banking association (“Wilmington Trust”), which was entered into on January 31, 2022 and on May 2, 2023 the Company filed an Amendment to the Amended and Restated Certificate of Incorporation. The Trust Agreement and Amended and Restated Certificate of Incorporation are now amended, in part, so that the Company’s ability to complete a business combination may be extended in additional increments of one month up to a total of twenty-one (21) additional months from the closing date of the Offering, subject to the payment into the trust account by the Company of one-third of 1% of the funds remaining in the trust account following any redemptions in connection with the approval of the amendment to the Company’s Amended and Restated Certificate of Incorporation. The Sponsor has funded the first 30-day extension payment on May 3, 2023. The Sponsor has also made subsequent extension payments on June 5th and July 6th of $68,928 and $69,158, respectively. The Sponsor is entitled to the repayment of these extension payments, without interest. If the Company completes its initial Business Combination, it will, at the option of the Sponsor, repay the extension payments out of the proceeds of the Trust Account released to it or issue securities of the Company in lieu of repayment. As of March 31, 2024 and December 31, 2023 there was $205,305 outstanding under the extension loan.

Due from Alset Acquisition Sponsor LLC

Alset Acquisition Sponsor LLC (“Sponsor”) owed $205,305 and $205,305 at March 31, 2024 and December 31, 2023, respectively, which represents expenses paid by the Company on behalf of the Sponsor.